Impaired Loans by Segment and Class (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
RECORDED INVESTMENT	$ 279.4	$ 301.2
UNPAID PRINCIPAL BALANCE	356.9	372.3
SPECIFIC ALLOWANCE	32.8	51.7
AVERAGE RECORDED INVESTMENT	260.4	253.8
INTEREST INCOME RECOGNIZED	2.7
Commercial
Financing Receivable, Impaired [Line Items]
RECORDED INVESTMENT	121.2	180.5
UNPAID PRINCIPAL BALANCE	162.6	225.2
SPECIFIC ALLOWANCE	22.9	49.3
AVERAGE RECORDED INVESTMENT	134.7
INTEREST INCOME RECOGNIZED	0.6
Commercial | Commercial and Institutional | Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
RECORDED INVESTMENT	11.9	41.7
UNPAID PRINCIPAL BALANCE	20.5	47.8
SPECIFIC ALLOWANCE	8.8	19.8
AVERAGE RECORDED INVESTMENT	23.6
Commercial | Commercial and Institutional | Impaired Financing Receivables with No Related Allowance
Financing Receivable, Impaired [Line Items]
RECORDED INVESTMENT	21.4	17.9
UNPAID PRINCIPAL BALANCE	24.0	26.1
AVERAGE RECORDED INVESTMENT	18.3
INTEREST INCOME RECOGNIZED	0.1
Commercial | Commercial Real Estate | Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
RECORDED INVESTMENT	41.4	77.2
UNPAID PRINCIPAL BALANCE	50.1	88.9
SPECIFIC ALLOWANCE	14.1	29.5
AVERAGE RECORDED INVESTMENT	59.8
Commercial | Commercial Real Estate | Impaired Financing Receivables with No Related Allowance
Financing Receivable, Impaired [Line Items]
RECORDED INVESTMENT	46.5	43.7
UNPAID PRINCIPAL BALANCE	68.0	62.4
AVERAGE RECORDED INVESTMENT	33.0
INTEREST INCOME RECOGNIZED	0.5
Personal
Financing Receivable, Impaired [Line Items]
RECORDED INVESTMENT	158.2	120.7
UNPAID PRINCIPAL BALANCE	194.3	147.1
SPECIFIC ALLOWANCE	9.9	2.4
AVERAGE RECORDED INVESTMENT	125.7
INTEREST INCOME RECOGNIZED	2.1
Personal | Residential Real Estate | Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
RECORDED INVESTMENT	18.9	5.1
UNPAID PRINCIPAL BALANCE	26.2	5.1
SPECIFIC ALLOWANCE	8.9	2.4
AVERAGE RECORDED INVESTMENT	9.7
Personal | Residential Real Estate | Impaired Financing Receivables with No Related Allowance
Financing Receivable, Impaired [Line Items]
RECORDED INVESTMENT	134.4	111.9
UNPAID PRINCIPAL BALANCE	162.6	138.1
AVERAGE RECORDED INVESTMENT	111.8
INTEREST INCOME RECOGNIZED	2.1
Personal | Private Client | Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
RECORDED INVESTMENT	3.3
UNPAID PRINCIPAL BALANCE	3.6
SPECIFIC ALLOWANCE	1.0
AVERAGE RECORDED INVESTMENT	2.0
Personal | Private Client | Impaired Financing Receivables with No Related Allowance
Financing Receivable, Impaired [Line Items]
RECORDED INVESTMENT	1.6	3.7
UNPAID PRINCIPAL BALANCE	1.9	3.9
AVERAGE RECORDED INVESTMENT	$ 2.2